Schedule of Lines of Credit (Details) - USD ($) $ in Millions	Jan. 31, 2017	Jan. 31, 2016
Line of Credit Facility [Line Items]
Available	$ 12,500	$ 15,000
Five Year Facility [Member]
Line of Credit Facility [Line Items]
Available	5,000	6,000
Drawn	0	0
Undrawn	5,000	6,000
Three Hundred And Sixty Four Day Facility [Member]
Line of Credit Facility [Line Items]
Available	7,500	9,000
Drawn	0	0
Undrawn	7,500	9,000
Drawn amount
Line of Credit Facility [Line Items]
Drawn	0	0
Unused lines of Credit [Member]
Line of Credit Facility [Line Items]
Undrawn	$ 12,500	$ 15,000